Vessels, net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2017	$1,167,500	$(190,202)	$977,298
Other additions to vessels’ cost	409	—	409
Depreciation	—	(30,330)	(30,330)
Balance December 31, 2018	$1,167,909	$(220,532)	$947,377
Depreciation	—	(30,680)	(30,680)
Balance December 31, 2019	$1,167,909	$(251,212)	$916,697